Supplement dated September 17, 2024
to the following statutory prospectus(es):
Nationwide Destination All American Gold NY (2.0) and Nationwide Destination Future NY dated May 1, 2024
This supplement updates certain information contained in your statutory prospectus. Please read and retain this supplement for future reference.
Effective October 4, 2024, Nationwide will no longer accept new applications for this contract. Accordingly, the following sentence is added to the cover page of the prospectus:
"As of October 4, 2024, the contract described in this prospectus is no longer available for purchase."
PROS-0908